Cover Page	12 Months Ended
Dec. 31, 2025 shares
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2025
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	FY
Trading Symbol	LAR
Entity Registrant Name	LITHIUM ARGENTINA AG
Entity Central Index Key	0001440972
Current Fiscal Year End Date	--12-31
Entity Interactive Data Current	Yes
Entity Current Reporting Status	Yes
Entity Emerging Growth Company	false
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Common Stock, Shares Outstanding	162,406,904
Title of 12(b) Security	Registered common shares, $0.01 par value per share
Security Exchange Name	NYSE
Entity File Number	001-38350
Entity Incorporation, State or Country Code	V8
Entity Address, Address Line One	Dammstrasse 19
Entity Address, City or Town	Zug
Entity Address, Country	CH
Entity Address, Postal Zip Code	6300
Document Annual Report	true
Document Registration Statement	false
Document Transition Report	false
Document Shell Company Report	false
Entity Filer Category	Accelerated Filer
ICFR Auditor Attestation Flag	true
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Auditor Name	PricewaterhouseCoopers LLP
Auditor Firm ID	271
Auditor Location	Vancouver, Canada
Auditor Opinion

Opinions on the Financial Statements and Internal Control over Financial Reporting

We have audited the accompanying consolidated statements of financial position of Lithium Argentina AG (formerly Lithium Americas (Argentina) Corp.) and its subsidiaries (together, the Company) as of December 31, 2025 and 2024, and the related consolidated statements of comprehensive (loss) income, of changes in equity and of cash flows for each of the three years in the period ended December 31, 2025, including the related notes (collectively referred to as the consolidated financial statements). We also have audited the Company’s internal control over financial reporting as of December 31, 2025, based on criteria established in Internal Control ‒ Integrated Framework (2013) issued by the Committee of Sponsoring Organizations of the Treadway Commission (COSO).

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of the Company as of December 31, 2025 and 2024, and its financial performance and its cash flows for each of the three years in the period ended December 31, 2025 in conformity with IFRS Accounting Standards as issued by the International Accounting Standards Board. Also in our opinion, the Company maintained, in all material respects, effective internal control over financial reporting as of December 31, 2025, based on criteria established in Internal Control ‒ Integrated Framework (2013) issued by the COSO.

Business Contact [Member]
Document Information [Line Items]
Entity Address, Address Line One	900 West Hastings Street
Entity Address, Address Line Two	Suite 310
Entity Address, City or Town	Vancouver
Entity Address, State or Province	BC
Entity Address, Country	CA
Entity Address, Postal Zip Code	V6C 1E5
City Area Code	778
Local Phone Number	653-8092
Contact Personnel Name	Alex Shulga
Contact Personnel Email Address	alex.shulga@lithium-argentina.com